SHARE-BASED COMPENSATION - Summary of DSU activity (Details) - Deferred share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	1,274	1,086
Grants (in shares)	214	188
Exercises (in shares)	(136)	0
Forfeited (in shares)	(30)	0
Number of units, end of period (in shares)	1,322	1,274